EQUITY	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
EQUITY

4.	Equity

Ordinary Shares

The authorized number of Ordinary Shares of the Company is 50,000 shares with par value of $1 each. As of June 30, 2025, the Company had issued one Ordinary Share.

Subscription receivable

The subscription receivable presents the receivable for the issuance of Ordinary Shares of the Company and is reported as a deduction of equity. Subscription receivable has no payment terms nor any interest receivable accrual.

12. EQUITY

Subscription receivable

As of December 31, 2025 and June 30, 2026, the balance of subscription receivable consisted of HK$7,800 (US$1,000) and HK$7,800 (US$1,000) due from the initial shareholder 5 Leaf Clover. As of the date of the issuance of unaudited condensed consolidated financial statements, the shareholder has not settled the subscription receivable.

Share issuance in exchange of receivables

On September 9, 2024, the Company entered into Deed of Assignment with 5 Leaf Clover, Kin Shun, and KS. Pursuant to the Deed of Assignment, 5 Leaf Clover assigned to the Company all of its rights, title, interest, and benefits in and to certain loan agreements entered into with Kin Shun and KS (“Assigned Loans”) to exchange 280 ordinary shares of the Company (Note 4 – Long-term Investment included in the Company’s financial statements for the fiscal year ended December 31, 2025). As of June 30, 2026, the Company has not completed the allotment registration of 280 ordinary shares.

14. EQUITY

Subscription receivable

As of December 31, 2024 and 2025, the balance of subscription receivable consisted of HK$7,800 (US$1,000) and HK$7,800 (US$1,000) due from the initial shareholder 5 Leaf Clover. As of the date of the issuance of consolidated financial statements, the shareholder has not settled the subscription receivable.

Issuance of ordinary shares

On June 11 and June 24, 2024, Caelus Global and The Simple Capital Global Limited entered into Share Subscription Agreements with the Company, respectively, and each to subscribe 125 shares at a consideration of US$250,000, which represented 10% equity interests of the Company for each.

For the years ended December 31, 2024 and 2025, the Company received the proceeds of shareholders’ subscription of US$499,457 for 250 shares and US$1,218,101 for 650 shares.

Share issuance in exchange of receivables

On September 9, 2024, the Company entered into Deed of Assignment with 5 Leaf Clover, Kin Shun, and KS. Pursuant to the Deed of Assignment, 5 Leaf Clover assigned to the Company all of its rights, title, interest, and benefits in and to certain loan agreements entered into with Kin Shun and KS (“Assigned Loans”) to exchange 280 ordinary shares of the Company (Note 4). As of December 31, 2025, the Company has not completed the allotment registration of 280 ordinary shares.

Shares issued in connection with business and asset acquisitions

For the year ended December 31, 2025, the Company totally issued 760 shares in connection with the business and asset acquisitions. Refer to Note 3 - Acquisitions for further information about the Group’s acquisition related transactions.